NON - CONTROLLING INTERESTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Profit for the year allocated to non-controlling interests	$ 127,513	¥ 832,025	¥ 637,483	¥ 736,792
Accumulated balances of non-controlling interests at the reporting dates	2,580,798		16,085,487		¥ 16,839,706
Revenue	28,504,866	185,994,253	190,215,398	180,350,912
Profit for the year	241,077	1,573,029	1,490,585	1,446,189
Total comprehensive income for the year	259,411	1,692,661	1,501,435	1,313,711
Current assets	7,081,026		48,701,467		46,203,692
Non-current assets	22,788,964		154,436,024		148,697,992
Current liabilities	9,598,042		69,203,103		62,627,226
Non-current liabilities	9,364,405		63,176,922		61,102,742
Net cash flows from operating activities	2,280,666	14,881,346	12,491,673	13,021,676
Net cash flows used in investing activities	296,220	1,932,820	(13,395,833)	(5,530,701)
Net cash flows used in financing activities	(2,417,381)	(15,773,421)	(10,474,035)	(16,280,606)
Effect of foreign exchange rate changes, net	$ (13,548)	¥ (88,401)	¥ 21,205	¥ 57,364
Ningxia Energy
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Non-controlling interests (in percent)	29.18%	29.18%	29.18%
Profit for the year allocated to non-controlling interests		¥ 48,040	¥ 240,504
Dividends distributed to non-controlling interests			76,469
Accumulated balances of non-controlling interests at the reporting dates			4,978,089		5,178,314
Revenue		6,932,708	6,695,724
Total expenses		6,768,073	6,314,098
Profit for the year		164,635	381,626
Total comprehensive income for the year		164,635	381,626
Current assets			5,081,743		6,037,632
Non-current assets			32,133,495		31,242,070
Current liabilities			8,688,475		9,779,461
Non-current liabilities			17,559,995		16,256,073
Net cash flows from operating activities		2,617,463	3,274,683
Net cash flows used in investing activities		(652,297)	(939,054)
Net cash flows used in financing activities		(1,792,661)	(2,611,597)
Net increase/(decrease) in cash and cash equivalents		¥ 172,505	¥ (275,968)
Shanxi Zhongrun
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Non-controlling interests (in percent)	60.00%	60.00%	56.61%
Profit for the year allocated to non-controlling interests		¥ 147,747	¥ 69,701
Accumulated balances of non-controlling interests at the reporting dates			996,686		1,277,602
Revenue		3,561,831	2,204,777
Total expenses		3,315,585	2,081,652
Profit for the year		246,246	123,125
Total comprehensive income for the year		246,246	123,125
Current assets			783,726		643,121
Non-current assets			4,010,818		4,138,211
Current liabilities			1,084,890		2,595,397
Non-current liabilities			2,093,735		45,365
Net cash flows from operating activities		418,528	234,014
Net cash flows used in investing activities		(188,504)	(402,636)
Net cash flows used in financing activities		(404,548)	307,452
Net increase/(decrease) in cash and cash equivalents		¥ (174,524)	¥ 138,830
Guizhou Huaren
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Non-controlling interests (in percent)	60.00%	60.00%	60.00%
Profit for the year allocated to non-controlling interests		¥ 420,737	¥ 198,016
Accumulated balances of non-controlling interests at the reporting dates			1,028,426		1,359,716
Revenue		6,094,811	5,982,665
Total expenses		5,393,582	5,677,075
Profit for the year		701,229	305,590
Total comprehensive income for the year		701,229	305,590
Current assets			1,034,442		1,610,363
Non-current assets			2,650,822		2,601,807
Current liabilities			1,164,346		1,003,650
Non-current liabilities			1,006,360		¥ 932,570
Net cash flows from operating activities		992,304	565,027
Net cash flows used in investing activities		(27,475)	(91,319)
Net cash flows used in financing activities		(612,892)	(354,187)
Net increase/(decrease) in cash and cash equivalents		¥ 351,937	¥ 119,521